UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter H. Fang          Lafayette, California            02/09/2006
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   12
                                                --------------------------------

Form 13F Information Table Value Total:                     $        156,290
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             12/31/2006

                               TITLE                       VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (X$1,000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED   NONE
---------------------       ----------     -----------   ----------   --------   ---- ----- -------- --------  ----- ------  -------
Anadarko Petroleum Corp       COM            032511 10 7     3,482       80,000   SH         SOLE                             80,000
Apple Computer Inc.           COM            037833 10 0    44,077      519,526   SH         SOLE                            519,526
Berkshire Hathaway Inc        CL B           084670 20 7    21,018        7,370   SH         SOLE                              7,370
Berkshire Hathaway Inc - Del  CL A           084670 10 8    16,499          150   SH         SOLE                                150
Costco Wholsale Corp - New    COM            22160K 10 5     1,586       30,000   SH         SOLE                             30,000
Cavalier Homes, Inc           COM            149507 10 5     1,344      320,000   SH         SOLE                            320,000
Daily Journal Corp            COM            233912 10 4       344        8,100   SH         SOLE                              8,100
Legg Mason Inc                COM            524901 10 5     5,703       60,000   SH         SOLE                             60,000
Moodys Corp                   COM            615369 10 5    12,293      178,000   SH         SOLE                            178,000
McGrath Rentcorp              COM            580589 10 9    12,266      400,451   SH         SOLE                            400,451
Mercury General Corp New      COM            589400 10 0     6,855      130,000   SH         SOLE                            130,000
Wesco Financial Corp          COM            950817 10 6    30,823       67,006   SH         SOLE                             67,006

             REPORT SUMMARY             12 Records         156,290    1,800,603
